FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	S/ 130,867,669	S/ 127,986,360
Current but impaired loans	3,802,650	4,303,045
Loans with delays in payments of one day or more but not internal overdue loans	4,218,792	5,060,682
Internal overdue loans	5,430,134	6,133,167
Total	144,319,245	143,483,254
Total past due under IFRS 7	9,648,926	11,193,849
Neither Past Due Nor Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	130,867,669	127,986,360
Current but impaired loans	0	0
Loans with delays in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	0	0
Total	130,867,669	127,986,360
Total past due under IFRS 7	0	0
Past Due but Not Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	0	0
Loans with delays in payments of one day or more but not internal overdue loans	3,189,089	4,067,581
Internal overdue loans	444,457	511,167
Total	3,633,546	4,578,748
Total past due under IFRS 7	3,633,546	4,578,748
Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	3,802,650	4,303,045
Loans with delays in payments of one day or more but not internal overdue loans	1,029,703	993,101
Internal overdue loans	4,985,677	5,622,000
Total	9,818,030	10,918,146
Total past due under IFRS 7	S/ 6,015,380	S/ 6,615,101